Average Annual Total Returns - GABELLI INTERNATIONAL GROWTH FUND, INC	Apr. 30, 2021
MorganStanleyCapitalInternationalMSCIEuropeAustraliaandtheFarEastEAFEIndex [Member]
Average Annual Return:
1 Year	8.28%
5 Years	7.97%
10 Years	6.00%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return:
1 Year	20.12%
5 Years	10.52%
10 Years	6.86%
Class A Shares
Average Annual Return:
1 Year	10.39%
5 Years	8.64%
10 Years	5.11%
Class AAA Shares
Average Annual Return:
1 Year	18.50%
5 Years	10.62%
10 Years	6.06%
Class AAA Shares | After Taxes on Distributions
Average Annual Return:
1 Year	18.41%
5 Years	9.55%
10 Years	5.25%
Class AAA Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.23%
5 Years	8.31%
10 Years	4.82%
Class C Shares
Average Annual Return:
1 Year	15.21%
5 Years	9.12%
10 Years	4.95%
Class I Shares
Average Annual Return:
1 Year	18.81%
5 Years	11.36%
10 Years	6.68%